UNISSUED SHARE LIABILITY	12 Months Ended
Dec. 31, 2024
M2i Global Inc [Member]
UNISSUED SHARE LIABILITY

Note 7 — Unissued Share Liability

During the fiscal year ended November 30, 2025, the Company received $4,137,500 for the issuance of shares of Series B Convertible Preferred Shares. Since the terms of this issuance of the Series B Convertible Preferred Shares have not been determined, the value of the cash is recorded as a liability,